Note 22 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2010
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
22.	Impact of recently issued accounting standards

On January 1, 2012, the Company adopted updated guidance issued by the Financial Accounting Standards Board (“FASB”) on fair value measurement and disclosure (ASU 2011-04). This update changes certain fair value measurement principles and enhances disclosure requirements, particularly for Level 3 fair value measurements. The guidance was adopted prospectively and did not impact the Company’s results of operations or financial position but did result in enhanced disclosure for Level 3 fair value measurements of assets and liabilities.

On January 1, 2012, the Company adopted new guidance issued by the FASB on the presentation of comprehensive income (ASU 2011-5). This guidance requires entities to present the total of comprehensive earnings, the components of net earnings and the components of other comprehensive earnings either in a single continuous statement of comprehensive earnings or in two separate but consecutive statements. The guidance does not change the items that must be reported in other comprehensive earnings or when an item of other comprehensive earnings must be reclassified to net earnings. This guidance was adopted retrospectively and resulted in a change in disclosure of comprehensive earnings from within the statement of shareholders’ equity to a separate statement of comprehensive earnings.

Effective July 1, 2012, the Company adopted FASB guidance on testing indefinite lived intangible assets other than goodwill for impairment (ASU 2012-02). This updated guidance simplifies the testing for indefinite lived intangible asset impairment as it permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite lived intangible asset is impaired before conducting a quantitative analysis. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The adoption of this updated guidance changed the manner in which intangible asset impairment testing is performed and did not have a material effect on the Company’s results of operations, financial position or disclosure.